Subsequent Events (Details) (Subsequent event [Member])	4 Months Ended
May 14, 2013
Subsequent event [Member]
Subsequent events [Line Items]
Formation date of LYB International Finance B.V.	May 14, 2013
Ownership Percentage By Parent Company Of Subsidiary	100.00%